Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (21,184)	₨ (47,703)	₨ (20,245)
Remeasurements of Defined Benefit Plans [Member]
Actuarial (gain)/loss
- Change in demographic assumptions	0	(4,966)	146
- change in financial assumptions	2,556	24,823	(402)
- experience variance	18,628	27,747	21,146
- return on plan assets, excluding amounts recognized in net interest expense/ income	(1,511)	8,179	1,172
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 19,673	₨ 55,783	₨ 22,062